INCOME TAX EXPENSES (Tables)	6 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
SCHEDULE OF CURRENT AND DEFERRED COMPONENTS

The current and deferred components of income taxes appearing in the unaudited condensed consolidated statements of comprehensive income (loss) are as follows:

	Six Months ended June 30,
	2025	2026
	RMB	RMB
	(unaudited)	(unaudited)
Current tax expenses	18,520	3,836
Deferred tax benefits	(1,514)	(13,322)
Income tax expenses (benefits)	17,006	(9,486)

SCHEDULE OF RECONCILIATION INCOME TAX EXPENSES

Reconciliation between the income tax expenses (benefits) computed by applying the PRC enterprise tax rate to income (loss) before income taxes and actual provision were as follows:

	Six Months ended June 30,
	2025		2026
	RMB	%	RMB	%
	(unaudited)		(unaudited)
Income (loss) from operations in the PRC	128,325		(30,186)
Income (loss) from overseas entities	9,209		(6,067)
Income (loss) before income tax	137,534		(36,253)
Tax expenses (benefits) from overseas entities at PRC enterprise income tax rate	34,384	25.0%	(9,063)	25.0%
Effect of income tax in jurisdictions other than the PRC	(2,285)	(1.7)%	561	(1.5)%

Nontaxable or nondeductible items
Income tax on tax holiday	(14,993)	(10.9)%	3,406	(9.4)%
Tax effect of permanent differences	(7,050)	(5.1)%	(9,209)	25.4%

Change in valuation allowance	5,876	4.3%	3,818	(10.5)%
Effect of share-based compensation	1,074	0.8%	1,001	(2.8)%
Income tax expenses (benefits)	17,006	12.4%	(9,486)	26.2%

SCHEDULE OF PER SHARES EFFECT OF TAX

The per share effect of the tax holidays were as follows:

	Six Months ended June 30,
	2025	2026
	RMB	RMB
	(unaudited)	(unaudited)
Net income (loss) per share effect–basic	0.07	(0.02)
Net income (loss) per share effect–diluted	0.07	(0.02)

SCHEDULE OF DEFERRED TAX ASSETS

The significant components of the Group’s deferred tax assets were as follows:

	As of December 31,	As of June 30,
	2025	2026
	RMB	RMB
		(unaudited)
Net operating loss carry forwards	49,541	66,838
Accrued expenses and others	8,343	8,161
Inventories write downs	120	154
Deferred income	28	19
Total deferred tax assets	58,032	75,172
Less: valuation allowance	(49,617)	(53,435)
Deferred tax assets, net	8,415	21,737

SCHEDULE OF MOVEMENT OF VALUATION ALLOWANCE
	Six Months ended June 30,
	2025	2026
	RMB	RMB
	(unaudited)	(unaudited)
Balance at beginning of the period	40,032	49,617
Provided	5,876	3,818
Balance at end of the period	45,908	53,435